Derivatives and Hedging (Details) gal in Millions, T in Millions, MWh in Millions, MMBTU in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) MWh MMBTU T gal		Dec. 31, 2015 USD ($) MWh MMBTU T gal		Dec. 31, 2014 USD ($)
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		$ 7.9		$ 5.8
Cash Collateral Paid Netted Against Risk Management Liabilities		7.6		44.4
Fair Value of Derivative Instruments
Current Risk Management Assets		94.5		134.4
Long-term Risk Management Assets		289.1		321.8
Total Assets		383.6		456.2
Current Risk Management Liabilities		53.4		87.1
Long-term Risk Management Liabilities		316.2		179.1
Total Liabilities		369.6		266.2
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		28.4		86.4		$ 269.7
Gain (Loss) on Hedging Instruments
Gain (Loss) on Fair Value Hedging Instruments		1.6		3.2		3.8
Gain (Loss) on Fair Value Portion of Long-term Debt		(1.6)		(3.3)		(3.9)
Collateral Triggering Events [Abstract]
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		9.3		17.5
Amount of Collateral Attributable to Other Contracts	[1]	280.3		297.8
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		259.6		300.1
Amount of Cash Collateral Posted		0.4		0.8
Additional Settlement Liability if Cross Default Provision is Triggered		$ 235.8		240.6
Derivatives and Hedging (Textuals) [Abstract]
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge		132 months
Appalachian Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		$ 0.5		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.7		3.1
Fair Value of Derivative Instruments
Current Risk Management Assets		2.6		14.7
Long-term Risk Management Assets		0.0		0.1
Current Risk Management Liabilities		0.3		4.8
Long-term Risk Management Liabilities		0.9		0.1
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		56.5		36.5		54.2
Collateral Triggering Events [Abstract]
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		1.0		4.9
Amount of Collateral Attributable to Other Contracts		0.0		0.1
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		0.1		3.7
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		0.0		3.7
Indiana Michigan Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.3		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.4		0.6
Fair Value of Derivative Instruments
Current Risk Management Assets		3.5		10.6
Current Risk Management Liabilities		0.3		6.3
Long-term Risk Management Liabilities		0.8		1.6
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		27.0		15.9		49.2
Collateral Triggering Events [Abstract]
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		0.6		3.3
Amount of Collateral Attributable to Other Contracts		0.0		0.1
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		0.1		2.5
Amount of Cash Collateral Posted		0.0		0.0
Additional Settlement Liability if Cross Default Provision is Triggered		0.0		2.5
Ohio Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.2		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.0		0.5
Fair Value of Derivative Instruments
Current Risk Management Assets		0.2		0.0
Long-term Risk Management Assets		0.0		19.2
Current Risk Management Liabilities		5.9		3.6
Long-term Risk Management Liabilities		113.1		0.0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(143.5)		(30.1)		86.0
Public Service Co Of Oklahoma [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.1		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.0		0.3
Fair Value of Derivative Instruments
Current Risk Management Assets		0.8		0.6
Current Risk Management Liabilities		0.0		0.2
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		6.6		4.2		0.4
Collateral Triggering Events [Abstract]
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		2.1		0.0
Amount of Collateral Attributable to Other Contracts		3.2		3.2
Southwestern Electric Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		0.1		0.0
Cash Collateral Paid Netted Against Risk Management Liabilities		0.0		0.3
Fair Value of Derivative Instruments
Current Risk Management Assets		0.9		0.8
Current Risk Management Liabilities		0.3		3.1
Long-term Risk Management Liabilities		0.0		2.1
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		20.4		9.9		15.8
Collateral Triggering Events [Abstract]
Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs		2.5		0.0
Amount of Collateral Attributable to Other Contracts		0.1		0.1
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	[2]	372.4	[3]	438.5	[4]
Total Liabilities	[2]	321.5	[3]	236.6	[4]
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	2.6		15.7
Total Liabilities	[2],[5]	1.2		4.9
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	3.5		12.3
Total Liabilities	[2],[5]	1.1		7.9
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	0.2		19.2
Total Liabilities	[2],[5]	119.0		3.6
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	0.8		0.6
Total Liabilities	[2],[5]			0.2
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[2],[5]	0.9		0.8
Total Liabilities	[2],[5]	0.3		5.2
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	11.2		17.6
Hedging Liabilities	[6]	46.7		26.1
AOCI Gain (Loss) Net of Tax		(23.1)		(5.2)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		4.3		(0.4)
Derivatives and Hedging (Textuals) [Abstract]
Cross Default Provisions Maximum Third Party Obligation Amount		50.0
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	264.4		368.8
Long-term Risk Management Assets	[7]	315.0		364.8
Total Assets	[7]	579.4		733.6
Current Risk Management Liabilities	[7]	227.2		347.0
Long-term Risk Management Liabilities	[7]	301.0		223.3
Total Liabilities	[7]	528.2		570.3
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	51.2		163.3
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	22.7		25.9
Long-term Risk Management Assets	[8]	1.9		0.3
Total Assets	[8]	24.6		26.2
Current Risk Management Liabilities	[8]	20.6		18.1
Long-term Risk Management Liabilities	[8]	2.8		0.3
Total Liabilities	[8]	23.4		18.4
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	1.2		7.8
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	14.9		22.8
Long-term Risk Management Assets	[8]	1.1		0.6
Total Assets	[8]	16.0		23.4
Current Risk Management Liabilities	[8]	11.8		17.0
Long-term Risk Management Liabilities	[8]	1.9		2.6
Total Liabilities	[8]	13.7		19.6
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	2.3		3.8
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.4		0.0
Long-term Risk Management Assets	[8]	0.0		19.2
Total Assets	[8]	0.4		19.2
Current Risk Management Liabilities	[8]	5.9		4.1
Long-term Risk Management Liabilities	[8]	113.1		0.0
Total Liabilities	[8]	119.0		4.1
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	(118.6)		15.1
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	0.9		0.6
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	0.9		0.6
Current Risk Management Liabilities	[8]	0.0		0.5
Long-term Risk Management Liabilities	[8]	0.0		0.0
Total Liabilities	[8]	0.0		0.5
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.9		0.1
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	1.1		0.8
Long-term Risk Management Assets	[8]	0.0		0.0
Total Assets	[8]	1.1		0.8
Current Risk Management Liabilities	[8]	0.4		3.4
Long-term Risk Management Liabilities	[8]	0.0		2.1
Total Liabilities	[8]	0.4		5.5
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	0.7		(4.7)
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	13.2		8.2
Long-term Risk Management Assets	[7]	7.7		11.7
Total Assets	[7]	20.9		19.9
Current Risk Management Liabilities	[7]	6.3		9.1
Long-term Risk Management Liabilities	[7]	50.1		19.3
Total Liabilities	[7]	56.4		28.4
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(35.5)		(8.5)
Interest Rate and Foreign Currency [Member]
Commodity
Derivative, Notional Amount		500.0		560.3
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[6]	0.0		0.0
Hedging Liabilities	[6]	0.0		0.4
AOCI Gain (Loss) Net of Tax		(15.7)		(17.2)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1.0)		(1.5)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		2.9		3.6
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.7		0.7
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(12.0)		(13.3)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1.3)		(1.3)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		3.0		4.3
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		1.1		1.2
Interest Rate and Foreign Currency [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		3.4		4.2
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		0.8		0.8
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(7.4)		(9.1)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1.4)		(1.7)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0.0		0.1
Long-term Risk Management Assets	[7]	0.0		0.0
Total Assets	[7]	0.0		0.1
Current Risk Management Liabilities	[7]	0.0		0.3
Long-term Risk Management Liabilities	[7]	1.4		3.2
Total Liabilities	[7]	1.4		3.5
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(1.4)		(3.4)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		277.6		377.1
Long-term Risk Management Assets		322.7		376.5
Total Assets		600.3		753.6
Current Risk Management Liabilities		233.5		356.4
Long-term Risk Management Liabilities		352.5		245.8
Total Liabilities		586.0		602.2
Total MTM Derivative Contract Net Assets (Liabilities)		14.3		151.4
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	(183.1)		(242.7)
Long-term Risk Management Assets	[9]	(33.6)		(54.7)
Total Assets	[9]	(216.7)		(297.4)
Current Risk Management Liabilities	[9]	(180.1)		(269.3)
Long-term Risk Management Liabilities	[9]	(36.3)		(66.7)
Total Liabilities	[9]	(216.4)		(336.0)
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	(0.3)		38.6
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(20.1)		(10.3)
Long-term Risk Management Assets	[10]	(1.9)		(0.2)
Total Assets	[10]	(22.0)		(10.5)
Current Risk Management Liabilities	[10]	(20.3)		(13.3)
Long-term Risk Management Liabilities	[10]	(1.9)		(0.2)
Total Liabilities	[10]	(22.2)		(13.5)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	0.2		3.0
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(11.4)		(10.5)
Long-term Risk Management Assets	[10]	(1.1)		(0.6)
Total Assets	[10]	(12.5)		(11.1)
Current Risk Management Liabilities	[10]	(11.5)		(10.7)
Long-term Risk Management Liabilities	[10]	(1.1)		(1.0)
Total Liabilities	[10]	(12.6)		(11.7)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	0.1		0.6
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(0.2)		0.0
Long-term Risk Management Assets	[10]	0.0		0.0
Total Assets	[10]	(0.2)		0.0
Current Risk Management Liabilities	[10]	0.0		(0.5)
Long-term Risk Management Liabilities	[10]	0.0		0.0
Total Liabilities	[10]	0.0		(0.5)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	(0.2)		0.5
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(0.1)		0.0
Long-term Risk Management Assets	[10]	0.0		0.0
Total Assets	[10]	(0.1)		0.0
Current Risk Management Liabilities	[10]	0.0		(0.3)
Long-term Risk Management Liabilities	[10]	0.0		0.0
Total Liabilities	[10]	0.0		(0.3)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	(0.1)		0.3
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[10]	(0.2)		0.0
Long-term Risk Management Assets	[10]	0.0		0.0
Total Assets	[10]	(0.2)		0.0
Current Risk Management Liabilities	[10]	(0.1)		(0.3)
Long-term Risk Management Liabilities	[10]	0.0		0.0
Total Liabilities	[10]	(0.1)		(0.3)
Total MTM Derivative Contract Net Assets (Liabilities)	[10]	(0.1)		0.3
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	94.5		134.4
Long-term Risk Management Assets	[11]	289.1		321.8
Total Assets	[11]	383.6		456.2
Current Risk Management Liabilities	[11]	53.4		87.1
Long-term Risk Management Liabilities	[11]	316.2		179.1
Total Liabilities	[11]	369.6		266.2
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	14.0		190.0
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	2.6		15.6
Long-term Risk Management Assets	[12]	0.0		0.1
Total Assets	[12]	2.6		15.7
Current Risk Management Liabilities	[12]	0.3		4.8
Long-term Risk Management Liabilities	[12]	0.9		0.1
Total Liabilities	[12]	1.2		4.9
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	1.4		10.8
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	3.5		12.3
Long-term Risk Management Assets	[12]	0.0		0.0
Total Assets	[12]	3.5		12.3
Current Risk Management Liabilities	[12]	0.3		6.3
Long-term Risk Management Liabilities	[12]	0.8		1.6
Total Liabilities	[12]	1.1		7.9
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	2.4		4.4
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0.2		0.0
Long-term Risk Management Assets	[12]	0.0		19.2
Total Assets	[12]	0.2		19.2
Current Risk Management Liabilities	[12]	5.9		3.6
Long-term Risk Management Liabilities	[12]	113.1		0.0
Total Liabilities	[12]	119.0		3.6
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	(118.8)		15.6
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0.8		0.6
Long-term Risk Management Assets	[12]	0.0		0.0
Total Assets	[12]	0.8		0.6
Current Risk Management Liabilities	[12]	0.0		0.2
Long-term Risk Management Liabilities	[12]	0.0		0.0
Total Liabilities	[12]	0.0		0.2
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	0.8		0.4
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0.9		0.8
Long-term Risk Management Assets	[12]	0.0		0.0
Total Assets	[12]	0.9		0.8
Current Risk Management Liabilities	[12]	0.3		3.1
Long-term Risk Management Liabilities	[12]	0.0		2.1
Total Liabilities	[12]	0.3		5.2
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	$ 0.6		$ (4.4)
Power [Member]
Commodity
Derivative, Energy Notional Amount | MWh		348.0		317.8
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		51.9		40.9
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		19.9		22.8
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		11.2		13.3
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MWh		11.9		11.3
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		14.2		14.0
Coal [Member]
Commodity
Derivative, Mass Notional Amount | T		1.5		4.4
Coal [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.5		1.6
Coal [Member] | Ohio Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		1.0		2.8
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		32.8		38.2
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.3
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.2
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.2
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.2
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount | gal		7.4		7.4
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.4		1.4
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.7
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.6		1.6
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.8		0.8
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.9		0.9
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount		$ 75.2		$ 113.5
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0.1		2.4
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0.1		1.6
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0.0		0.0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		4.0		6.7		35.4
Vertically Integrated Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Vertically Integrated Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Transmission and Distribution Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.1		(4.3)
Transmission and Distribution Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Transmission and Distribution Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Transmission and Distribution Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Transmission and Distribution Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Transmission and Distribution Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		59.4		54.9		52.5
Generation and Marketing Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation and Marketing Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation and Marketing Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation and Marketing Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Generation and Marketing Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Electric Generation, Transmission and Distribution Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.6)		1.1		8.7
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		4.1		3.3		13.2
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.1		(4.3)		0.0
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.2
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Sales to AEP Affiliates [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		2.1		2.4		0.0
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		5.8		8.2		(0.9)
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Sales to AEP Affiliates [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.9
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0		0.0
Purchased Electricity for Resale [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		6.6		6.4
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		3.5		2.0
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.3		0.4
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Purchased Electricity for Resale [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0.0		0.0
Other Operation Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(1.6)		(3.3)
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.1)		(0.4)
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.1)		(0.4)
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.3)		(0.6)
Other Operation Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.1)		(0.4)
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.3)		(0.5)
Maintenance Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(1.8)		(3.3)
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)		(0.7)
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.1)		(0.4)
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.4)		(0.5)
Maintenance Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.2)		(0.4)
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(0.2)		(0.4)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(117.4)		(0.9)		(11.4)
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	0.6		3.4		(4.1)
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	3.1		(2.7)		(0.5)
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(127.7)		0.0		0.0
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	0.4		0.6		(1.0)
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	5.2		(4.3)		(1.1)
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	79.1		30.2		193.2
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	51.4		28.7		49.6
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	13.9		7.5		37.4
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(15.2)		(24.7)		86.0
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	6.5		4.4		0.3
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	$ 15.7		$ 15.1		$ 16.9

[1]	Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contracts.
[2]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[3]	The December 31, 2016 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(2) million in 2018-2020; Level 2 matures $20 million in 2017, $4 million in periods 2018-2020, $3 million in periods 2021-2022 and $1 million in periods 2023-2032; Level 3 matures $17 million in 2017, $28 million in periods 2018-2020, $11 million in periods 2021-2022 and $(31) million in periods 2023-2032. Risk management commodity contracts are substantially comprised of power contracts.
[4]	The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.
[5]	Substantially comprised of power contracts for the Registrant Subsidiaries.
[6]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.
[7]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[8]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[9]	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[10]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[11]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[12]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[13]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.